Schedule of Amortization Assets (Details) - AgeX Therapeutics Inc [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Restructuring Cost and Reserve [Line Items]
2024	$ 131
2025	131
2026	132
2027	131
2028	82
Total	$ 607